Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	¥ 155,020	¥ 142,615
Work in process	79,300	66,956
Raw materials and supplies	130,555	121,584
Total	¥ 364,875	¥ 331,155